Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
Schedule of other receivables
	December 31, 2022	December 31, 2021
	U.S. dollars in thousands
Government agencies	$24	$102
Prepaid expenses	124	132
Other	107	76
	$255	$310